STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at the beginning at Apr. 27, 2021	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Apr. 27, 2021	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock to Sponsor	$ 287	24,713		25,000
Issuance of common stock to Sponsor (in shares)	2,875,000
Net income (loss)			(11,371)	(11,371)
Balance at the end at Dec. 31, 2021	$ 287	24,713	(11,371)	13,629
Balance at the end (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement units including over-allotment	$ 37	3,759,963		3,760,000
Sale of private placement units including over-allotment (in shares)	376,000
Proceeds allocated to public warrants, net of offering costs		3,533,617		3,533,617
Accretion of Common Stock subject to possible redemption to redemption value		(5,712,733)		(5,712,733)
Net income (loss)			(590,409)	(590,409)
Balance at the end at Mar. 31, 2022	$ 324	1,605,560	(601,780)	1,004,104
Balance at the end (in shares) at Mar. 31, 2022	3,251,000
Balance at the beginning at Dec. 31, 2021	$ 287	24,713	(11,371)	13,629
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(1,075,657)
Balance at the end at Sep. 30, 2022	$ 324	1,605,560	(1,464,399)	141,484
Balance at the end (in shares) at Sep. 30, 2022	3,251,000
Balance at the beginning at Dec. 31, 2021	$ 287	24,713	(11,371)	13,629
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement units including over-allotment	$ 37	3,759,963		3,760,000
Sale of private placement units including over-allotment (in shares)	376,000
Proceeds allocated to public warrants, net of offering costs		3,533,617		3,533,617
Accretion of Common Stock subject to possible redemption to redemption value		(5,712,733)	(1,149,975)	(6,862,708)
Net income (loss)			(700,925)	(700,925)
Balance at the end at Dec. 31, 2022	$ 324	1,605,560	(1,862,271)	(256,387)
Balance at the end (in shares) at Dec. 31, 2022	3,251,000
Balance at the beginning at Mar. 31, 2022	$ 324	1,605,560	(601,780)	1,004,104
Balance at the beginning (in shares) at Mar. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			(722,400)	(722,400)
Balance at the end at Jun. 30, 2022	$ 324	1,605,560	(1,324,180)	281,704
Balance at the end (in shares) at Jun. 30, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Common Stock subject to possible redemption to redemption value			(377,369)	(377,369)
Net income (loss)			237,150	237,150
Balance at the end at Sep. 30, 2022	$ 324	1,605,560	(1,464,399)	141,484
Balance at the end (in shares) at Sep. 30, 2022	3,251,000
Balance at the beginning at Dec. 31, 2022	$ 324	1,605,560	(1,862,271)	(256,387)
Balance at the beginning (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Common Stock subject to possible redemption to redemption value		(81,173)	(89,488)	(170,661)
Net income (loss)			(171,611)	(171,611)
Balance at the end at Mar. 31, 2023	$ 324		(2,123,370)	(2,123,046)
Balance at the end (in shares) at Mar. 31, 2023	3,251,000
Balance at the beginning at Dec. 31, 2022	$ 324	$ 1,605,560	(1,862,271)	(256,387)
Balance at the beginning (in shares) at Dec. 31, 2022	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				(757,781)
Balance at the end at Sep. 30, 2023	$ 324		(2,893,466)	(2,893,142)
Balance at the end (in shares) at Sep. 30, 2023	3,251,000
Balance at the beginning at Mar. 31, 2023	$ 324		(2,123,370)	(2,123,046)
Balance at the beginning (in shares) at Mar. 31, 2023	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Common Stock subject to possible redemption to redemption value			(95,533)	(95,533)
Net income (loss)			(332,537)	(332,537)
Balance at the end at Jun. 30, 2023	$ 324		(2,551,440)	(2,551,116)
Balance at the end (in shares) at Jun. 30, 2023	3,251,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Common Stock subject to possible redemption to redemption value			(39,463)	(39,463)
Net income (loss)			(253,633)	(253,633)
Balance at the end at Sep. 30, 2023	$ 324		$ (2,893,466)	$ (2,893,142)
Balance at the end (in shares) at Sep. 30, 2023	3,251,000